Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Account receivable
Beginning balance	$ 20,759	$ 8,992	$ 31,986
(Decrease) increase in the provision	646	18,342	(241)
Cancelation		(5,542)
Write-off	(1,073)	(1,033)	(22,753)
Ending balance	20,332	20,759	$ 8,992
Financial assets past due but not impaired
Account receivable
Gross book value	1,085,670
Collateral	1,267,687
Beginning balance	20,759
(Decrease) increase in the provision	646
Write-off	(1,073)
Ending balance	20,332	20,759
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	1,039,503
Collateral	1,242,255
Beginning balance	17,428
(Decrease) increase in the provision	537
Write-off	(1,073)
Ending balance	$ 16,892	17,428
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%
Financial assets past due but not impaired | Other market
Account receivable
Gross book value	$ 46,167
Collateral	25,432
Beginning balance	3,331
(Decrease) increase in the provision	109
Ending balance	$ 3,440	$ 3,331
Financial assets past due but not impaired | Other market | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Other market | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%